Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule IV - Reinsurance
Schedule IV — Reinsurance

	Direct amount	Ceded to other Companies	Assumed from other Companies	Net amount	Percentage of amount assumed to net
	(in millions)
Year Ended December 31, 2020
Life Insurance in Force	$7,768.3	$7,204.1	$448.1	$1,012.3	44.3%
Premiums:
Life insurance	$62.9	$61.3	$2.7	$4.3	62.8%
Accident and health insurance	132.8	132.8	0.3	0.3	100.0%
Total earned premiums	$195.7	$194.1	$3.0	$4.6	65.2%
Benefits:
Life insurance	$248.4	$205.5	$13.4	$56.3	23.8%
Accident and health insurance	276.7	276.7	0.1	0.1	100.0%
Total policyholder benefits	$525.1	$482.2	$13.5	$56.4	23.9%

Year Ended December 31, 2019
Life Insurance in Force	$13,764.2	$13,151.7	$483.3	$1,095.8	44.1%
Premiums:
Life insurance	$101.3	$99.5	$2.6	$4.4	59.1%
Accident and health insurance	262.5	263.1	1.3	0.7	185.7%
Total earned premiums	$363.8	$362.6	$3.9	$5.1	76.5%
Benefits:
Life insurance	$275.7	$231.8	$12.5	$56.4	22.2%
Accident and health insurance	373.3	373.2	0.1	0.2	50.0%
Total policyholder benefits	$649.0	$605.0	$12.6	$56.6	22.3%

Year Ended December 31, 2018
Life Insurance in Force	$38,709.9	$38,055.1	$514.2	$1,169.0	44.0%
Premiums:
Life insurance	$185.8	$184.3	$2.9	$4.4	65.9%
Accident and health insurance	564.6	565.9	1.7	0.4	425.0%
Total earned premiums	$750.4	$750.2	$4.6	$4.8	95.8%
Benefits:
Life insurance	$294.6	$246.0	$13.9	$62.5	22.2%
Accident and health insurance	468.7	468.6	0.5	0.6	83.3%
Total policyholder benefits	$763.3	$714.6	$14.4	$63.1	22.8%